Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Development Expenses [Abstract]
Payroll, salaries and associated expenses	$ 6,710	$ 7,121	$ 3,565
Other development expenses	5,480	4,480	2,782
Total	$ 12,190	$ 11,601	$ 6,347